Segment Information Regarding Total Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 3,510	$ 3,325	$ 3,096
EPCD
Segment Reporting Information [Line Items]
Total Assets		1,694	1,688
FPD
Segment Reporting Information [Line Items]
Total Assets		760	790
Corporate and Other
Segment Reporting Information [Line Items]
Total Assets		$ 871	$ 618